Income (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Income (Loss) Per Share
16.	INCOME (LOSS) PER SHARE

	2020	2019	2018

Numerator
Net loss from continuing operations	$(18,169,070)	$(11,434,632)	$(8,422,117)
Net income (loss) from discontinued operations	$-	$5,481,757	(7,900,662)

Net loss	$(18,169,070)	$(5,952,875)	$(16,322,779)

Denominator
Weighted average number of common shares outstanding	291,696,534	288,216,378	282,098,432
Weighted average number of common shares outstanding - diluted	291,696,534	288,216,378	282,098,432

Basic and diluted loss per share, continuing
operations	$(0.06)	$(0.04)	$(0.03)
Basic and diluted income (loss) per share, discontinued
operations	$-	$0.02	$(0.03)

Basic and diluted loss per share	$(0.06)	$(0.02)	$(0.06)

The effect of common share purchase options, warrants, compensation warrants and shares to be issued on the net loss in 2020, 2019 and 2018 is not reflected as they are anti-dilutive.